CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Range of Exercise Price (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2019	Jan. 31, 2018
Options Outstanding
Number Outstanding (in shares)		1,380,827		23,722,869
Weighted Average Remaining Contractual Life		8 years 11 months 9 days		7 years 10 months 17 days
Weighted Average Exercise Prices (in dollars per share)		$ 3.94		$ 0.37
Options Exercisable
Number Vested and Exercisable (in shares)		428,431		9,590,357
Weighted Average Exercise Prices (in dollars per share)		$ 7.52		$ 0.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Total intrinsic value of options exercised	$ 24,000		$ 26,000	$ 26,000	$ 4,000
$0.10 - $0.16
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Exercise prices, low end of range (in dollars per share)		0.44		$ 0.10
Exercise prices, high end of range (in dollars per share)		$ 0.84		$ 0.16
Options Outstanding
Number Outstanding (in shares)		758,134		5,503,893
Weighted Average Remaining Contractual Life		9 years 7 months 13 days		8 years 1 month 2 days
Weighted Average Exercise Prices (in dollars per share)		$ 0.79		$ 0.11
Options Exercisable
Number Vested and Exercisable (in shares)		104,257		2,619,037
Weighted Average Exercise Prices (in dollars per share)		$ 0.81		$ 0.10
$0.17 - $0.35
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Exercise prices, low end of range (in dollars per share)		0.85		0.17
Exercise prices, high end of range (in dollars per share)		$ 4.00		$ 0.35
Options Outstanding
Number Outstanding (in shares)		109,639		11,347,484
Weighted Average Remaining Contractual Life		8 years 29 days		9 years 7 days
Weighted Average Exercise Prices (in dollars per share)		$ 2.56		$ 0.22
Options Exercisable
Number Vested and Exercisable (in shares)		81,389		1,728,162
Weighted Average Exercise Prices (in dollars per share)		$ 2.54		$ 0.23
$0.36 - $0.65
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Exercise prices, low end of range (in dollars per share)		4.01		0.36
Exercise prices, high end of range (in dollars per share)		$ 10.50		$ 0.65
Options Outstanding
Number Outstanding (in shares)		410,769		2,567,126
Weighted Average Remaining Contractual Life		8 years 7 months 2 days		6 years 1 month 13 days
Weighted Average Exercise Prices (in dollars per share)		$ 5.60		$ 0.53
Options Exercisable
Number Vested and Exercisable (in shares)		154,321		1,974,108
Weighted Average Exercise Prices (in dollars per share)		$ 5.88		$ 0.53
$0.66 to $1.14
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Exercise prices, low end of range (in dollars per share)		10.51		0.66
Exercise prices, high end of range (in dollars per share)		$ 18.50		$ 1.14
Options Outstanding
Number Outstanding (in shares)		78,244		3,266,554
Weighted Average Remaining Contractual Life		6 years 5 months 9 days		6 years 5 months 5 days
Weighted Average Exercise Prices (in dollars per share)		$ 16.79		$ 0.78
Options Exercisable
Number Vested and Exercisable (in shares)		64,510		2,265,302
Weighted Average Exercise Prices (in dollars per share)		$ 16.72		$ 0.79
$1.15 to $3.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Exercise prices, low end of range (in dollars per share)		18.51		1.15
Exercise prices, high end of range (in dollars per share)		$ 28.50		$ 3.00
Options Outstanding
Number Outstanding (in shares)		9,600		1,037,812
Weighted Average Remaining Contractual Life		5 years 8 months 27 days		3 years 3 months
Weighted Average Exercise Prices (in dollars per share)		$ 21.79		$ 1.79
Options Exercisable
Number Vested and Exercisable (in shares)		9,600		1,003,748
Weighted Average Exercise Prices (in dollars per share)		$ 21.79		$ 1.80
Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Exercised				138,157